Significant Accounting policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Significant Accounting Policies
Schedule of reconciliation of the numerator and denominator used to compute basic and diluted net (loss) income per share

	For the Three Months Ended September 30,				For the Nine Months Ended September 30,
	2023		2022		2023		2022
	Redeemable	Non-redeemable	Redeemable	Non-redeemable	Redeemable	Non-redeemable	Redeemable	Non-redeemable
Basic and diluted net (loss) income per common stock:
Numerator:
Allocation of net (loss) income	$(647,566)	$(281,188)	$140,679	$43,427	$(964,134)	$(418,650)	$(101,639)	$(31,375)
Denominator:
Basic and diluted weighted-average shares outstanding	8,175,512	3,550,000	11,500,000	3,550,000	8,175,512	3,550,000	11,500,000	3,550,000
Basic and diluted net (loss) income per share	$(0.08)	$(0.08)	$0.01	$0.01	$(0.12)	$(0.12)	$(0.01)	$(0.01)

			For the period from May 14, 2021
	For the Year Ended		(inception) through December 31,
	December 31, 2022		2021
		Non-		Non-
	Redeemable	redeemable	Redeemable	redeemable
Basic and diluted net income (loss) per common stock:
Numerator:
Allocation of net income (loss)	$28,166	$8,695	$(239,923)	$(174,031)
Denominator:
Basic and diluted weighted-average shares outstanding	11,500,000	3,550,000	3,568,966	2,588,793
Basic and diluted net income (loss) per share	$0.00	$0.00	$(0.07)	$(0.07)